Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity tests relating to changes in market factors
	December 31
	2022	2021
Gain (loss) from change:
5% increase in NIS and EURO exchange rate	$257	$3
5% decrease in NIS and EURO exchange rate	$(257)	$(3)

Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities

	December 31, 2022
	Carrying	12 months
	amount	or less	1-2 years	2-8 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	2,814	2,814	-	-
Trade payables and accrued expenses	5,656	5,656	-	-
Other payables	4,159	4,159	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,464	-	312	15,152
Liabilities in respect of TEVA	4,200	-	1,000	3,200
Lease liabilities	902	-	508	394

	December 31, 2021
	Carrying	12 months
	amount	or less	1-2 years	2-8 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	3,024	3,024	-	-
Trade payables and accrued expenses	4,693	4,693	-	-
Other payables	3,620	3,620	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,286	-	369	14,917
Liabilities in respect of TEVA	5,867	-	1,667	4,200
Lease liabilities	1,522	-	589	933